INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Capitalized costs	$ 3,039	$ 1,977
Fair valuation adjustment, net	5,331	3,445
Carrying value	8,370	5,422
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Capitalized costs	2,130	693
Fair valuation adjustment, net	4,728	1,596
Carrying value	6,858	2,289
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Capitalized costs	363	922
Fair valuation adjustment, net	603	1,849
Carrying value	966	2,771
Finished goods [Member] | Other [Member]
Inventories [Line Items]
Capitalized costs	546	362
Fair valuation adjustment, net	0	0
Carrying value	$ 546	$ 362